Property, Plant and Equipment (FY)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 3—Property, Plant and Equipment

Property, plant and equipment were as follows:
(in thousands)	December 31, 2017	December 31, 2016
Office Furniture & Fixtures	$287	$280
Leasehold Improvements	224	145
Software	129	124
Production Equipment	926	968
Computer Equipment	277	245
Capital Lease Asset	307	307
Total	2,150	2,069
Accumulated Depreciation	(1,580)	(1,529)
	$570	$540